SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Gross Carrying Amount		$ 251,110
Accumulated Depreciation and Amortization		230,789
Net Carrying Amount		20,321
Accumulated Depreciation and Amortization		(230,789)
Equipment [Member]
Property, Plant, and Equipment [Line Items]
Gross Carrying Amount		125,546
Accumulated Depreciation and Amortization		121,869
Net Carrying Amount		3,677
Accumulated Depreciation and Amortization		(121,869)
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Gross Carrying Amount		26,339
Accumulated Depreciation and Amortization		19,396
Net Carrying Amount		6,943
Accumulated Depreciation and Amortization		(19,396)
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Gross Carrying Amount		62,721
Accumulated Depreciation and Amortization		62,721
Net Carrying Amount
Accumulated Depreciation and Amortization		(62,721)
Capital Lease [Member]
Property, Plant, and Equipment [Line Items]
Gross Carrying Amount		23,004
Accumulated Depreciation and Amortization		19,897
Net Carrying Amount		3,107
Accumulated Depreciation and Amortization		(19,897)
Software, In-Development, Internally Developed, and Purchased [Member]
Property, Plant, and Equipment [Line Items]
Gross Carrying Amount		13,500
Accumulated Depreciation and Amortization		6,906
Net Carrying Amount		6,594
Accumulated Depreciation and Amortization		$ (6,906)